SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue recognition
Revenue, Practical expedient, Financing component	true
Revenue, Practical expedient, Incremental cost of obtaining contract	true
Contract liabilities:
Contract liabilities	¥ 1,101,929	¥ 734,157
Existing home transaction services
Contract liabilities:
Contract liabilities	209,691	238,588
New home transaction services
Contract liabilities:
Contract liabilities	707,163	299,726
Emerging and other services
Contract liabilities:
Contract liabilities	¥ 185,075	¥ 195,843